SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 27. SUBSEQUENT EVENTS

On September 24, 2019, the Company signed an extension agreement with FGS to postpone the definitive investment agreement and supplemental agreement signed on August 21, 2018 by both companies to provide extra period for FGS to further fulfill the goals mentioned on the supplemental agreement. During the original contract period, FGS adjusted its operation model with an advanced improvement of its App and business model. Objected user and average Gross Merchandise Volume (GMV) of FGS’s  App have been exceeded. FGS will need an extension to deploy its business in more provinces to complete a goal of 200 more gas stations.